EQUITY (Details 3) (USD $)	12 Months Ended
Dec. 31, 2014
Stock Option One [Member]
Option Indexed to Issuers Equity [Line Items]
Outstanding options, Average Exercise price (in dollars per share)	$ 1.45
Outstanding options, Number (in shares)	183,000
Outstanding options, Average remaining contractual life	2 years
Exercisable options, Average Exercise price (in dollars per share)	$ 1.45
Exercisable options, Number (in shares)	61,000
Exercisable options, Average remaining contractual life	2 years
Stock Option Two [Member]
Option Indexed to Issuers Equity [Line Items]
Outstanding options, Average Exercise price (in dollars per share)	$ 2.3
Outstanding options, Number (in shares)	94,000
Outstanding options, Average remaining contractual life	3 years 9 months 7 days
Exercisable options, Average Exercise price (in dollars per share)	$ 2.3
Exercisable options, Number (in shares)	18,800
Exercisable options, Average remaining contractual life	3 years 9 months 7 days
Stock Option Three [Member]
Option Indexed to Issuers Equity [Line Items]
Outstanding options, Average Exercise price (in dollars per share)	$ 5.31
Outstanding options, Number (in shares)	131,000
Outstanding options, Average remaining contractual life	4 years 7 months 20 days
Exercisable options, Average Exercise price (in dollars per share)	$ 5.31
Exercisable options, Number (in shares)	0
Exercisable options, Average remaining contractual life	4 years 7 months 20 days